INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of Investments in equity investees

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2021	2022	2022	2022
	RMB	RMB	US$
			( Note 3)
Investments accounted for under equity method:
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”)	—	—	—	5.00%
Skychain Technologies Inc. (“Skychain”) <1>	4,609,500	—	—	9.81%
Maxline Holdings Limited (“Maxline”)	—	—	—	29.00%
Nanyang Herbs Pte. Ltd. (“Nanyang Herbs”) <2>	—	—	—	50.00%

Investments accounted for under cost method:
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <13>	—	5,000,000	724,932	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”)<3>	19,519,950	19,519,950	2,830,127	1.19%
Redblock Inc. (“Redblock”) <4>	1,942,860	1,942,860	281,688	1.00%
Gameway Pte.Ltd. (“Gameway”) <14>	—	634,870	92,047	1.25%
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”)	—	—	—	9.90%
Shangdong Shanyeyunye Culture Co., Ltd. (“Shanyeyunye”) <10>	—	—	—	10.00%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <11>	—	—	—	9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. (“Shanghai Lingjun”) <6>	6,000,000	—	—	12.76%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <7>	2,000,000	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <1>	10,653,015	—	—	15.11%
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <12>	—	—	—	1.28%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <9>	—	584,566	84,754	*
SMI Vantage(“SMI”) <5>	14,850,376	6,759,811	980,080	9.10%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <8>	14,349,418	855,338	124,013	*
Total	73,915,119	35,297,395	5,117,641

*Less than 1%